COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
7.	COMMITMENTS AND CONTINGENCIES.

Purchase Commitments – At September 30, 2011, the Company had fixed-price purchase contracts with its suppliers to purchase $17,742,000 of ethanol. These fixed-price contracts will be satisfied throughout the remainder of 2011. At September 30, 2011, the Company had indexed-price purchase contracts with its suppliers to purchase 2,826,000 gallons of ethanol.

Sales Commitments – At September 30, 2011, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol and WDG. The volumes indicated in the indexed price contracts table will be sold at publicly-indexed sales prices determined by market prices in effect on their respective transaction dates (in thousands):

Fixed-Price Contracts
Ethanol	$5,950
WDG	3,068
Total	$9,018

Indexed-Price Contracts (Volume)
Ethanol (gallons)	123,214
WDG (tons)	153

Litigation – General – The Company is subject to legal proceedings, claims and litigation arising in the ordinary course of business. While the amounts claimed may be substantial, the ultimate liability cannot presently be determined because of considerable uncertainties that exist. Therefore, it is possible that the outcome of those legal proceedings, claims and litigation could adversely affect the Company’s quarterly or annual operating results or cash flows when resolved in a future period. However, based on facts currently available, management believes that such matters will not adversely affect the Company’s financial position, results of operations or cash flows.

Litigation – Barry Spiegel – State Court Action– On December 22, 2005, Barry J. Spiegel, a former shareholder and director of Accessity, filed a complaint in the Circuit Court of the 17th Judicial District in and for Broward County, Florida (Case No. 05018512), or the State Court Action, against Barry Siegel, Philip Kart, Kenneth Friedman and Bruce Udell, or collectively, the Individual Defendants. Messrs. Udell and Friedman are former directors of Accessity and Pacific Ethanol. Mr. Kart is a former executive officer of Accessity and Pacific Ethanol. Mr. Siegel is a former director and former executive officer of Accessity and Pacific Ethanol.

The State Court Action relates to the Share Exchange Transaction and purports to state the following five counts against the Individual Defendants: (i) breach of fiduciary duty, (ii) violation of the Florida Deceptive and Unfair Trade Practices Act, (iii) conspiracy to defraud, (iv) fraud, and (v) violation of Florida’s Securities and Investor Protection Act. Mr. Spiegel based his claims on allegations that the actions of the Individual Defendants in approving a Share Exchange Transaction caused the value of his Accessity common stock to diminish and is seeking approximately $22.0 million in damages. On March 8, 2006, the Individual Defendants filed a motion to dismiss the State Court Action. Mr. Spiegel filed his response in opposition on May 30, 2006. The court granted the motion to dismiss by Order dated December 1, 2006, on the grounds that, among other things, Mr. Spiegel failed to bring his claims as a derivative action.

On February 9, 2007, Mr. Spiegel filed an amended complaint which purports to state the following five counts: (i) breach of fiduciary duty, (ii) fraudulent inducement, (iii) violation of Florida’s Securities and Investor Protection Act, (iv) fraudulent concealment, and (v) breach of fiduciary duty of disclosure. The amended complaint included Pacific Ethanol as a defendant. On March 30, 2007, Pacific Ethanol filed a motion to dismiss the amended complaint. Before the court could decide that motion, on June 4, 2007, Mr. Spiegel amended his complaint, which purports to state two counts: (a) breach of fiduciary duty, and (b) fraudulent inducement. The first count is alleged against the Individual Defendants and the second count is alleged against the Individual Defendants and Pacific Ethanol. The amended complaint was, however, voluntarily dismissed on August 27, 2007, by Mr. Spiegel as to Pacific Ethanol.

Mr. Spiegel sought and obtained leave to file another amended complaint on June 25, 2009, which renewed his case against Pacific Ethanol, and named three additional individual defendants, and asserted the following three counts: (x) breach of fiduciary duty, (y) fraudulent inducement, and (z) aiding and abetting breach of fiduciary duty. The first two counts are alleged solely against the Individual Defendants. With respect to the third count, Mr. Spiegel has named Pacific Ethanol California, Inc. (formerly known as Pacific Ethanol, Inc.), as well as William L. Jones, Neil M. Koehler and Ryan W. Turner. Mr. Jones is a director of Pacific Ethanol. Mr. Turner is a former director and officer of Pacific Ethanol. Mr. Koehler is a director and officer of Pacific Ethanol. Pacific Ethanol and the Individual Defendants filed a motion to dismiss the count against them, and the court granted the motion. Plaintiff then filed another amended complaint, and Defendants once again moved to dismiss. The motion was heard on February 17, 2010, and the court, on March 22, 2010, denied the motion requiring Pacific Ethanol and Messrs. Jones, Koehler and Turner to answer the complaint and respond to discovery requests.

Discovery was then taken by all parties, and the Plaintiff served his expert report in June 2011 relating to the damages that the Plaintiff is claiming. The deposition of the Plaintiff’s expert was set for October 2011, and the Defendants have since filed their motions for summary judgment. The case has been set for a non-jury trial commencing on Monday, February 27, 2012.

12.	COMMITMENTS AND CONTINGENCIES.

Commitments – The following is a description of significant commitments at December 31, 2010:

Operating Leases – Future minimum lease payments required by non-cancelable operating leases in effect at December 31, 2010 are as follows (in thousands):

Years Ended December 31,	Amount
2011	$1,669
2012	1,240
2013	1,196
2014	735
2015	747
Thereafter	4,521
Total	$10,108

Total rent expense during the years ended December 31, 2010 and 2009 was $1,598,000 and $2,320,000, respectively.

Sales Commitments – At December 31, 2010, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol, WDG and syrup. The volumes indicated in the indexed price contracts table will be sold at publicly-indexed sales prices determined by market prices in effect on their respective transaction dates (in thousands):

Fixed-Price Contracts
Ethanol	$4,109
WDG and syrup	2,508
Total	$6,617

Indexed-Price Contracts (Volume)
Ethanol (gallons)	115,333
WDG and syrup	36

Purchase Commitments – At December 31, 2010, the Company had fixed-price purchase contracts with its suppliers to purchase $4,688,000 of ethanol and indexed-price purchase contracts with its suppliers to purchase 18,500 gallons of ethanol. These fixed- and indexed-price commitments will be satisfied throughout 2011.

Contingencies – The following is a description of significant contingencies at December 31, 2010:

Litigation – General – The Company is subject to legal proceedings, claims and litigation arising in the ordinary course of business. While the amounts claimed may be substantial, the ultimate liability cannot presently be determined because of considerable uncertainties that exist. Therefore, it is possible that the outcome of those legal proceedings, claims and litigation could adversely affect the Company’s quarterly or annual operating results or cash flows when resolved in a future period. However, based on facts currently available, management believes that such matters will not materially and adversely affect the Company’s financial position, results of operations or cash flows.

Litigation – Delta-T Corporation – On August 18, 2008, Delta-T Corporation filed suit in the United States District Court for the Eastern District of Virginia (the “First Virginia Federal Court case”), naming Pacific Ethanol, Inc. as a defendant, along with its former subsidiaries Pacific Ethanol Stockton, LLC, Pacific Ethanol Imperial, LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Magic Valley, LLC and Pacific Ethanol Madera, LLC. The suit alleged breaches of the parties’ Engineering, Procurement and Technology License Agreements, breaches of a subsequent term sheet and letter agreement and breaches of indemnity obligations. The complaint sought specified contract damages of approximately $6,500,000, along with other unspecified damages. All of the defendants moved to dismiss the First Virginia Federal Court case for lack of personal jurisdiction and on the ground that all disputes between the parties must be resolved through binding arbitration, and, in the alternative, moved to stay the First Virginia Federal Court case pending arbitration. In January 2009, these motions were granted by the Court, compelling the case to arbitration with the American Arbitration Association (the “AAA”). By letter dated June 10, 2009, the AAA notified the parties to the arbitration that the matter was automatically stayed as a result of the Chapter 11 Filings.

On March 18, 2009, Delta-T Corporation filed a cross-complaint against Pacific Ethanol, Inc. and Pacific Ethanol Imperial, LLC in the Superior Court of the State of California in and for the County of Imperial. The cross-complaint arose out of a suit by OneSource Distributors, LLC against Delta-T Corporation. On March 31, 2009, Delta-T Corporation and Bateman Litwin N.V, a foreign corporation, filed a third-party complaint in the United States District Court for the District of Minnesota naming Pacific Ethanol, Inc. and Pacific Ethanol Imperial, LLC as defendants. The third-party complaint arose out of a suit by Campbell-Sevey, Inc. against Delta-T Corporation. On April 6, 2009, Delta-T Corporation filed a cross-complaint against Pacific Ethanol, Inc. and Pacific Ethanol Imperial, LLC in the Superior Court of the State of California in and for the County of Imperial. The cross-complaint arose out of a suit by GEA Westfalia Separator, Inc. against Delta-T Corporation. Each of these actions allegedly related to the aforementioned Engineering, Procurement and Technology License Agreements and Delta-T Corporation’s performance of services thereunder. The third-party suit and the cross-complaints asserted many of the factual allegations in the First Virginia Federal Court case and sought unspecified damages.

On June 19, 2009, Delta-T Corporation filed suit in the United States District Court for the Eastern District of Virginia (the “Second Virginia Federal Court case”), naming Pacific Ethanol, Inc. as the sole defendant. The suit alleged breaches of the parties’ Engineering, Procurement and Technology License Agreements, breaches of a subsequent term sheet and letter agreement, and breaches of indemnity obligations. The complaint sought specified contract damages of approximately $6,500,000, along with other unspecified damages.

In connection with the Chapter 11 Filings, the Plant Owners moved the Bankruptcy Court to enter a preliminary injunction in favor of the Plant Owners and Pacific Ethanol, Inc. staying and enjoining all of the aforementioned litigation and arbitration proceedings commenced by Delta-T Corporation. On August 6, 2009, the Bankruptcy Court ordered that the litigation and arbitration proceedings commenced by Delta-T Corporation be stayed and enjoined until September 21, 2009 or further order of the court, and that the Plant Owners, Pacific Ethanol, Inc. and Delta-T Corporation complete mediation by September 20, 2009 for purposes of settling all disputes between the parties. Following mediation, the parties reached an agreement under which a stipulated order was entered in the Bankruptcy Court on September 21, 2009, providing for a complete mutual release and settlement of any and all claims between Delta-T Corporation and the Plant Owners, a complete reservation of rights as between Pacific Ethanol, Inc. and Delta-T Corporation, and a stay of all proceedings by Delta-T Corporation against Pacific Ethanol, Inc. until December 31, 2009. As a result of the complete mutual release and settlement, the Company recorded a gain of approximately $2,008,000 in reorganization costs for the year ended December 31, 2009.

On March 1, 2010, Delta-T Corporation resumed active litigation of the Second Virginia Federal Court case by filing a motion for entry of a default judgment. Also on March 1, 2010, Pacific Ethanol, Inc. filed a motion for extension of time for its first appearance in the Second Virginia Federal Court case and also filed a motion to dismiss Delta-T Corporation’s complaint based on the mandatory arbitration clause in the parties’ contracts, and alternatively to stay proceedings during the pendency of arbitration. These motions were argued on March 31, 2010. The Court ruled on the motions in May 2010, denying Delta-T Corporation’s motion for entry of a default judgment, and compelling the case to arbitration with the AAA.

On May 25, 2010, Delta-T Corporation filed a Voluntary Petition in the Bankruptcy Court for the Eastern District of Virginia under Chapter 7 of the Bankruptcy Code. The Company believes that Delta-T Corporation has liquidated its assets and abandoned its claims against the Company.

Litigation – Barry Spiegel – State Court Action – On December 22, 2005, Barry J. Spiegel, a former shareholder and director of Accessity, filed a complaint in the Circuit Court of the 17th Judicial District in and for Broward County, Florida (Case No. 05018512), or the State Court Action, against Barry Siegel, Philip Kart, Kenneth Friedman and Bruce Udell, or collectively, the Individual Defendants. Messrs. Udell and Friedman are former directors of Accessity and Pacific Ethanol. Mr. Kart is a former executive officer of Accessity and Pacific Ethanol. Mr. Siegel is a former director and former executive officer of Accessity and Pacific Ethanol.

The State Court Action relates to the Share Exchange Transaction and purports to state the following five counts against the Individual Defendants: (i) breach of fiduciary duty, (ii) violation of the Florida Deceptive and Unfair Trade Practices Act, (iii) conspiracy to defraud, (iv) fraud, and (v) violation of Florida’s Securities and Investor Protection Act. Mr. Spiegel based his claims on allegations that the actions of the Individual Defendants in approving the Share Exchange Transaction caused the value of his Accessity common stock to diminish and is seeking approximately $22.0 million in damages. On March 8, 2006, the Individual Defendants filed a motion to dismiss the State Court Action. Mr. Spiegel filed his response in opposition on May 30, 2006. The court granted the motion to dismiss by Order dated December 1, 2006, on the grounds that, among other things, Mr. Spiegel failed to bring his claims as a derivative action.

On February 9, 2007, Mr. Spiegel filed an amended complaint which purports to state the following five counts: (i) breach of fiduciary duty, (ii) fraudulent inducement, (iii) violation of Florida’s Securities and Investor Protection Act, (iv) fraudulent concealment, and (v) breach of fiduciary duty of disclosure. The amended complaint included Pacific Ethanol as a defendant. On March 30, 2007, Pacific Ethanol filed a motion to dismiss the amended complaint. Before the court could decide that motion, on June 4, 2007, Mr. Spiegel amended his complaint, which purports to state two counts: (a) breach of fiduciary duty, and (b) fraudulent inducement. The first count is alleged against the Individual Defendants and the second count is alleged against the Individual Defendants and Pacific Ethanol. The amended complaint was, however, voluntarily dismissed on August 27, 2007, by Mr. Spiegel as to Pacific Ethanol.

Mr. Spiegel sought and obtained leave to file another amended complaint on June 25, 2009, which renewed his case against Pacific Ethanol, and named three additional individual defendants, and asserted the following three counts: (x) breach of fiduciary duty, (y) fraudulent inducement, and (z) aiding and abetting breach of fiduciary duty. The first two counts are alleged solely against the Individual Defendants. With respect to the third count, Mr. Spiegel has named Pacific Ethanol California, Inc. (formerly known as Pacific Ethanol, Inc.), as well as William L. Jones, Neil M. Koehler and Ryan W. Turner. Messrs. Jones and Turner are directors of Pacific Ethanol. Mr. Turner is a former officer of Pacific Ethanol. Mr. Koehler is a director and officer of Pacific Ethanol. Pacific Ethanol and the Individual Defendants filed a motion to dismiss the count against them, and the court granted the motion. Plaintiff then filed another amended complaint, and Defendants once again moved to dismiss. The motion was heard on February 17, 2010, and the court, on March 22, 2010, denied the motion requiring Pacific Ethanol and Messrs. Jones, Koehler and Turner to answer the complaint and respond to discovery requests.

Litigation – Barry Spiegel – Federal Court Action – On December 28, 2006, Barry J. Spiegel, filed a complaint in the United States District Court, Southern District of Florida (Case No. 06-61848), or the Federal Court Action, against the Individual Defendants and Pacific Ethanol. The Federal Court Action relates to the Share Exchange Transaction and purports to state the following three counts: (i) violations of Section 14(a) of the Securities Exchange Act of 1934, as amended, or Exchange Act, and SEC Rule 14a-9 promulgated thereunder, (ii) violations of Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder, and (iii) violation of Section 20(A) of the Exchange Act. The first two counts are alleged against the Individual Defendants and Pacific Ethanol and the third count is alleged solely against the Individual Defendants. Mr. Spiegel bases his claims on, among other things, allegations that the actions of the Individual Defendants and Pacific Ethanol in connection with the Share Exchange Transaction resulted in a share exchange ratio that was unfair and resulted in the preparation of a proxy statement seeking shareholder approval of the Share Exchange Transaction that contained material misrepresentations and omissions. Mr. Spiegel is seeking in excess of $15.0 million in damages.

Mr. Spiegel amended the Federal Court Action on March 5, 2007, and Pacific Ethanol and the Individual Defendants filed a Motion to Dismiss the amended pleading on April 23, 2007. Plaintiff Spiegel sought to stay his own federal case, but the Motion was denied on July 17, 2007. The court required Mr. Spiegel to respond to the Company’s Motion to Dismiss. On January 15, 2008, the court rendered an Order dismissing the claims under Section 14(a) of the Exchange Act on the basis that they were time barred and that more facts were needed for the claims under Section 10(b) of the Exchange Act. The court, however, stayed the entire case pending resolution of the State Court Action.